Label	Element	Value
Solana ETF | Sol Futures Mar26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.01%
Solana ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(136.20%)
Solana ETF | United States Treasury Bill 3.61% 4/21/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	137.60%